Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results of Operations
Net sales	$ 138,298	$ 137,357	$ 154,294	$ 146,969	$ 143,999	$ 146,070	$ 146,919	$ 151,518	$ 576,918	$ 588,506	$ 552,641
Gross Margins	26,801	26,594	25,938	22,049	25,838	27,460	27,391	29,160
Operating Earnings	12,239	6,804	5,713	1,932	7,200	7,754	4,527	5,759	26,688	25,240	27,843
Net earnings	$ 8,832	$ 5,917	$ 3,301	$ 2,283	$ 5,856	$ 5,863	$ 4,132	$ 5,116	$ 20,333	$ 20,967	$ 22,038
Basic	$ 0.26	$ 0.17	$ 0.10	$ 0.07	$ 0.17	$ 0.17	$ 0.12	$ 0.15	$ 0.60	$ 0.61	$ 0.65
Diluted	$ 0.25	$ 0.17	$ 0.10	$ 0.07	$ 0.16	$ 0.17	$ 0.12	$ 0.15	$ 0.59	$ 0.60	$ 0.63